UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

September 30, 2007

1.807721.103

MIS-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.9%
	Principal Amount	Value
Michigan - 89.0%
Allen Park Pub. School District Participating VRDN Series ROC II R 4007, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	$ 5,090,000	$ 5,090,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.89%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R 4519, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,055,000	6,055,000
Dearborn School District Participating VRDN Series Merlots 07 C5, 3.92% (Liquidity Facility Bank of New York, New York) (a)(f)	4,185,000	4,185,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,080,000	3,080,000
Detroit City School District Participating VRDN:
ROC II R 1033, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,300,000	2,300,000
Series PA 997, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,000,000	8,000,000
Series PT 3126, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,945,000	8,945,000
Series ROC II R 4004, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	1,995,000	1,995,000
Series ROC II R 9015, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,470,000	3,470,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 4% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,500,000	2,500,000
Detroit Gen. Oblig. Bonds:
Series A, 5% 4/1/08 (FSA Insured)	11,775,000	11,850,843
5.5% 4/1/08 (FSA Insured) (Escrowed to Maturity) (d)(e)	1,195,000	1,206,191
Detroit Swr. Disp. Rev.:
Bonds Series C, 5% 7/1/08 (MBIA Insured)	1,015,000	1,024,579
Participating VRDN:
Series GS 06 100 TP, 3.89% (Liquidity Facility DEPFA BANK PLC) (a)(f)	2,958,799	2,958,799
Series MACN 02 G, 3.92% (Liquidity Facility Bank of America NA) (a)(f)	8,520,000	8,520,000
Series Merlots 00 I, 3.92% (Liquidity Facility Wachovia Bank NA) (a)(f)	15,500,000	15,500,000
Series Merlots 01 A103, 3.92% (Liquidity Facility Bank of New York, New York) (a)(f)	7,955,000	7,955,000
Series PA 1183, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,000,000	6,000,000
Series Putters 3756, 3.94% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	980,000	980,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Participating VRDN:
Series ROC II R 10169, 3.92% (Liquidity Facility Citibank NA) (a)(f)	$ 7,600,000	$ 7,600,000
Series ROC II R 719 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (a)(f)	6,310,000	6,310,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.92% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,500,000	4,500,000
Series ROC II R 11172, 3.92% (Liquidity Facility Citibank NA) (a)(f)	7,565,000	7,565,000
Series ROC II R 9131, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	9,500,000	9,500,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.94% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,975,000	2,975,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(f)(g)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.88%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,700,000	1,700,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.93% (Liquidity Facility Citibank NA) (a)(f)	7,940,000	7,940,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 4.01%, LOC Comerica Bank, Detroit, VRDN (a)	2,230,000	2,230,000
Holt Pub. Schools 3.8% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	2,835,000	2,835,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 3.93% (Liquidity Facility Citibank NA) (a)(f)	1,650,000	1,650,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.87%, VRDN (a)	14,000,000	14,000,000
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Bronson Methodist Hosp. Proj.) 5.5% 5/15/28 (Pre-Refunded to 5/15/08 @ 101) (e)	9,575,000	9,772,708
Kent County Arpt. Rev. Participating VRDN Series Putters 2200, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,200,000	9,200,000
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 3.93% (Liquidity Facility Citibank NA) (a)(f)	3,750,000	3,750,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Lakeview School District Calhoun County:
Participating VRDN Series PT 1624, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 7,125,000	$ 7,125,000
Series B, 3.8% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	9,235,000	9,235,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 05 33, 3.93% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	5,995,000	5,995,000
Series EGL 06 0142, 3.93% (Liquidity Facility Citibank NA) (a)(f)	11,900,000	11,900,000
Series EGL 06 156, 3.93% (Liquidity Facility Citibank NA) (a)(f)	7,000,000	7,000,000
Series PT 1954, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,495,000	8,495,000
Series PT 2177, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,070,000	6,070,000
Series PZ 140, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,510,000	8,510,000
Series ROC II R 2064, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,965,000	6,965,000
Series ROC II R 2111, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,135,000	5,135,000
Series ROC II R 4057, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,200,000	2,200,000
Series ROC II R 4551, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,945,000	2,945,000
Series ROC II R 550, 3.92% (Liquidity Facility Citibank NA) (a)(f)	1,990,000	1,990,000
Series ROC II R 7039, 3.93% (Liquidity Facility Citigroup, Inc.) (a)(f)	10,305,000	10,305,000
Series Solar 06 21, 3.88% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,000,000	14,000,000
Michigan Comprehensive Trans. Rev. Bonds Series A, 5.25% 5/15/08 (FSA Insured)	6,500,000	6,562,719
Michigan Gen. Oblig. Participating VRDN:
Series MT 494, 3.94% (Liquidity Facility KBC Bank NV) (a)(f)	9,400,000	9,400,000
Series PT 2021, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,720,000	8,720,000
Series PT 3760, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	1,370,000	1,370,000
Series Putters 2099, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 4.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	$ 6,475,000	$ 6,475,000
Series Merlots 07 C23, 3.97% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	4,895,000	4,895,000
Series MS 1280, 3.94% (Liquidity Facility Morgan Stanley) (a)(d)(f)	2,400,000	2,400,000
Series PA 1064, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,420,000	7,420,000
Series XII B, 3.94% (AMBAC Insured), VRDN (a)(d)	18,500,000	18,500,000
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 10249 CE, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	9,255,000	9,255,000
Series ROC II R 588 CE, 3.92% (Liquidity Facility Citibank NA) (a)(f)	1,670,000	1,670,000
(Health Care Equip. Ln. Prog.):
Series B, 3.92%, LOC LaSalle Bank Midwest NA, VRDN (a)	2,200,000	2,200,000
Series C, 3.92%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Hosp. Equip. Ln. Prog.) Series B, 3.92%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
(Munising Memorial Hosp. Assoc. Proj.) 3.89%, LOC Banco Santander Central Hispano SA, VRDN (a)	7,800,000	7,800,000
(Trinity Health Sys. Proj.):
Series 2000 E, 3.9% (AMBAC Insured), VRDN (a)	4,150,000	4,150,000
Series F, 4.07% (Liquidity Facility Bank of America NA), VRDN (a)	7,000,000	7,000,000
Series G, 4.05% (CIFG North America Insured), VRDN (a)	2,950,000	2,950,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 3.91%, LOC Fannie Mae, VRDN (a)(d)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 3.9% (MBIA Insured), VRDN (a)(d)	155,000	155,000
Series 2004 A, 3.83% (FGIC Insured), VRDN (a)(d)	100,000	100,000
Series A, 4.19% (FSA Insured), VRDN (a)(d)	9,000,000	9,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.98% (MBIA Insured), VRDN (a)(d)	3,400,000	3,400,000
Series 2002 A, 3.93% (MBIA Insured), VRDN (a)(d)	4,620,000	4,620,000
Series B, 3.94% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.: - continued
Series C, 3.86% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	$ 9,750,000	$ 9,750,000
Michigan Muni. Bond Auth. Rev.:
Bonds Series A, 5.25% 12/1/07	3,000,000	3,007,347
Participating VRDN:
Series BA 02 F, 3.92% (Liquidity Facility Bank of America NA) (a)(f)	4,995,000	4,995,000
Series MS 718, 3.91% (Liquidity Facility Morgan Stanley) (a)(f)	6,077,000	6,077,000
Series MSTC 02 204, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	10,395,000	10,395,000
Series MT 287, 3.94% (Liquidity Facility DEPFA BANK PLC) (a)(f)	7,000,000	7,000,000
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	9,300,000	9,365,039
Michigan Pub. Edl. Facilities Auth. Rev. RAN Series B, 4.5% 8/22/08, LOC Bank of New York, New York	3,945,000	3,973,117
Michigan State Univ. Revs. Series 1998 A2, 3.8% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,950,000	4,950,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 4.14%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,530,000	1,530,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series A-1, 3.95% tender 10/10/07, CP mode (d)	5,650,000	5,650,000
Participating VRDN Series Putters 858Z, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	12,170,000	12,170,000
(BC&C Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.99%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	500,000	500,000
(Bosal Ind. Proj.) Series 1998, 4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,500,000	1,500,000
(Conti Properties LLC Proj.) Series 1997, 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,200,000	2,200,000
(Doss Ind. Dev. Co. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,100,000	1,100,000
(Dow Chemical Co. Proj.) 4.1%, VRDN (a)	2,000,000	2,000,000
(Fintex LLC Proj.) Series 2000, 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,390,000	1,390,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Future Fence Co. Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	$ 2,100,000	$ 2,100,000
(Holland Home Oblig. Group Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.96%, LOC LaSalle Bank NA, VRDN (a)(d)	3,680,000	3,680,000
(John H. Dekker & Sons Proj.) Series 1998, 4%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	845,000	845,000
(K&M Engineering, Inc. Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,295,000	1,295,000
(LPB LLC Proj.) 4.23%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,900,000	1,900,000
(Majestic Ind., Inc. Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,515,000	1,515,000
(MANS Proj.) Series A, 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	595,000	595,000
(Mid-American Products, Inc. Proj.) Series 1998 3.96%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,105,000	1,105,000
(PBL Enterprises, Inc. Proj.) Series 1997, 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,530,000	1,530,000
(Pioneer Laboratories, Inc. Proj.) 3.91%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,500,000	2,500,000
(S&S LLC Proj.) Series 2000, 4.02%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	1,500,000	1,500,000
(SBC Ventures LLC Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,705,000	3,705,000
(TEI Invts. LLC Proj.) Series 1997, 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	500,000	500,000
(Temperance Enterprise Proj.) Series 1996, 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,280,000	1,280,000
(The Spiratex Co. Proj.) Series 1994, 4.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	400,000	400,000
(The Van Andel Research Institute Proj.) Series 1999, 3.93%, LOC LaSalle Bank Midwest NA, VRDN (a)	9,400,000	9,400,000
(Trilan LLC Proj.) 4.23%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,400,000	3,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.96%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	2,590,000	2,590,000
(Windcrest Properties LLC Proj.) 3.92%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,200,000	3,200,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.89%, LOC JPMorgan Chase Bank, VRDN (a)	11,975,000	11,975,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(YMCA Metropolitan Lansing Proj.) 3.96%, LOC LaSalle Bank Midwest NA, VRDN (a)	$ 4,700,000	$ 4,700,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.98%, LOC Barclays Bank PLC, VRDN (a)(d)	17,895,000	17,895,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 3.98%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,800,000	3,800,000
Plymouth-Canton Cmnty. School District Participating VRDN Series Putters 582, 3.91% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	1,625,000	1,625,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.91% (Liquidity Facility Morgan Stanley) (a)(f)	11,895,000	11,895,000
Saline Area Schools 3.8% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	16,000,000	16,000,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)	11,555,000	11,555,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R 7521, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,640,000	2,640,000
Univ. of Michigan Univ. Rev. Series 2007 A, 4.05%, VRDN (a)	5,000,000	5,000,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC II R 4518, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,605,000	7,605,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.89%, LOC KBC Bank NV, VRDN (a)	6,500,000	6,500,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 05 3029 Class A, 4.01% (Liquidity Facility Citibank NA) (a)(d)(f)	6,600,000	6,600,000
Series EGL 06 16 Class A, 4.01% (Liquidity Facility Citibank NA) (a)(d)(f)	4,950,000	4,950,000
Series EGL 07 0017, 3.99% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)(f)	8,600,000	8,600,000
Series EGL 07 0083, 3.99% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)(f)	4,320,000	4,320,000
Series EGL 07 0128, 4% (Liquidity Facility Citibank NA) (a)(d)(f)	9,300,000	9,300,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN: - continued
Series MACN 05 T, 3.95% (Liquidity Facility Bank of America NA) (a)(d)(f)	$ 3,640,000	$ 3,640,000
Series MT 115, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	8,835,000	8,835,000
Series MT 203, 3.98% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	6,500,000	6,500,000
Series Putters 1081Z, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,400,000	5,400,000
Series Putters 836, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	6,055,000	6,055,000
Series ROC II R 353, 4% (Liquidity Facility Citibank NA) (a)(d)(f)	3,970,000	3,970,000
Series ROC II R 9009, 4% (Liquidity Facility Citigroup, Inc.) (a)(d)(f)	4,560,000	4,560,000
Series ROC II R 9105, 4% (Liquidity Facility Citigroup, Inc.) (a)(d)(f)	9,300,000	9,300,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R 4515, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,840,000	3,840,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	14,935,000	14,935,000
		828,428,342
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,600,000	4,600,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series ROC II R 11001 CE, 3.89% (Liquidity Facility Citibank NA) (a)(f)	12,000,000	12,000,000
		16,600,000
	Shares
Other - 6.1%
Fidelity Municipal Cash Central Fund, 3.97% (b)(c)	57,137,500	57,137,500
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $902,165,842)		902,165,842
NET OTHER ASSETS - 3.1%		29,188,265
NET ASSETS - 100%		$ 931,354,107
Security Type Abbreviations
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	12/12/06	$ 1,515,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 324,955
Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $902,165,842.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

September 30, 2007

1.807730.103

OFS-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.8%
	Principal Amount	Value
Ohio - 96.8%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.79%, tender 2/15/08 (a)	$ 7,631,000	$ 7,631,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 3.99%, LOC KeyBank NA, VRDN (a)(b)	1,500,000	1,500,000
Avon Local School District BAN (School Construction Proj.) 4.125% 1/11/08	1,510,000	1,512,013
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (a)	13,450,000	13,450,000
Butler County Gen. Oblig. BAN:
4.05% 9/7/08	3,650,000	3,666,142
4.25% 8/7/08	4,135,000	4,152,253
Butler County Hosp. Facilities Rev. Participating VRDN Series ROC II R 11006, 3.92% (Liquidity Facility Citibank NA) (a)(c)	6,665,000	6,665,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 4.05%, LOC Nat'l. City Bank Cleveland, VRDN (a)	3,350,000	3,350,000
Cincinnati City School District Participating VRDN Series PT 3671, 3.9% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	17,190,000	17,190,000
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,535,000	5,535,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II R 7528, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,610,000	2,610,000
Clark County Gen. Oblig. BAN:
3.83% 11/14/07	3,000,000	3,000,803
4% 5/8/08	1,000,000	1,001,617
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 3.99%, LOC KeyBank NA, VRDN (a)(b)	1,155,000	1,155,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 3731, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,180,000	23,180,000
Series Stars 06 149, 3.98% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	7,845,000	7,845,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/21/07	2,180,000	2,181,087
Columbus City School District Participating VRDN Series 1488, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,330,000	3,330,000
Columbus Gen. Oblig.:
Bonds 5.25% 1/1/08	1,000,000	1,004,330
Participating VRDN Series Putters 162, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,130,000	5,130,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	$ 5,000,000	$ 5,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 3.98%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	3,395,000	3,395,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.92%, LOC KeyBank NA, VRDN (a)	4,255,000	4,255,000
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 3.91%, LOC Bank of New York, New York, VRDN (a)	6,300,000	6,300,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,365,000	13,365,000
Cuyahoga County Hosp. Rev. Participating VRDN Series MT 264, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,890,000	2,890,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	990,000	990,000
(Pubco Corp. Proj.) Series 2001, 3.98%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	2,055,000	2,055,000
(The Great Lakes Brewing Co. Proj.) 4.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	4,300,000	4,300,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 4.06%, VRDN (a)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.92%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,015,000	7,015,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4.05% (Deutsche Post AG Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Series 2007 B, 4.05% (Deutsche Post AG Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Series 2007 C, 4.05% (Deutsche Post AG Guaranteed), VRDN (a)(b)	14,000,000	14,000,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,425,000	3,425,000
Delaware Gen. Oblig. BAN 4% 5/8/08	9,900,000	9,918,916
Erie County Hosp. Facilities Rev. Participating VRDN Series MT 253, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,490,000	7,490,000
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.89%, LOC JPMorgan Chase Bank, VRDN (a)	8,025,000	8,025,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Erie Firelands Hosp. Facilities Rev. Participating VRDN Series PA 1519, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,665,000	$ 4,665,000
Euclid Gen. Oblig. BAN (Waterline Impt. Proj.) 4% 10/30/07	3,000,000	3,000,803
Fairfield County Gen. Oblig. BAN 4% 12/6/07	2,200,000	2,201,572
Franklin County Health Care Facilities Rev. (Willow Brook Christian Village Proj.) 3.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	10,790,000	10,790,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 3.92%, LOC LaSalle Bank NA, VRDN (a)(b)	6,615,000	6,615,000
(Hanover Ridge Apts. Proj. 3.93%, LOC Fannie Mae, VRDN (a)(b)	4,350,000	4,350,000
Greene County Gen. Oblig. BAN Series E, 4.25% 11/20/07	6,505,000	6,509,554
Grove City Gen. Oblig. BAN 4% 3/14/08	9,530,240	9,547,214
Hamilton City School District Participating VRDN Series Putters 1766, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,245,000	4,245,000
Hamilton County Health Care Facilities Rev. 3.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,855,000	3,855,000
Hamilton County Sales Tax Rev. Participating VRDN Series ROC II R 7062, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,000,000	5,000,000
Hamilton Gen. Oblig. BAN 4% 9/11/08	12,960,000	12,989,524
Hancock County Gen. Oblig. BAN 4.5% 11/8/07	4,000,000	4,003,180
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,890,000	7,890,000
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	2,385,000	2,385,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 4.14%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	660,000	660,000
(Norshar Co. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,720,000	2,720,000
Lebanon Gen. Oblig. BAN 4.25% 5/30/08	5,270,000	5,289,183
Lorain County Gen. Oblig. BAN:
(Swr. Systems Impt. Proj.) Series C, 4.5% 11/14/07	1,850,000	1,851,959
4.5% 8/15/08	2,200,000	2,214,402
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.99%, LOC KeyBank NA, VRDN (a)(b)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 4.125% 6/5/08	7,670,000	7,692,305
Mason Gen. Oblig. BAN 4.25% 3/13/08	2,600,000	2,606,741
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 3.94%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 1,230,000	$ 1,230,000
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,000,000	8,000,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.89%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	14,030,000	14,030,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 4.14%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	2,415,000	2,415,000
(Kettering Affiliated Proj.) 3.96%, LOC JPMorgan Chase Bank, VRDN (a)	9,175,000	9,175,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 3.92%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	4,287,000	4,287,000
New Albany Gen. Oblig. BAN 4.25% 12/13/07	2,800,000	2,803,278
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Putters 1887, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,585,000	5,585,000
Ohio Air Quality Participating VRDN Series LB 06 47, 4.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	9,990,000	9,990,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 1415 R, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	12,500,000	12,500,000
(AK Steel Corp. Proj.) Series A, 3.94%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
4.1%, VRDN (a)	7,800,000	7,800,000
4.16%, LOC Cr. Lyonnais SA, VRDN (a)(b)	12,100,000	12,100,000
(FirstEnergy Corp. Proj.) Series A, 3.86%, LOC Wachovia Bank NA, VRDN (a)(b)	8,100,000	8,100,000
Series A, 3.88%, LOC Barclays Bank PLC, VRDN (a)(b)	8,000,000	8,000,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,340,000	5,340,000
Series Putters 793, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,060,000	2,060,000
Ohio Consolidated Pub. Impt. Participating VRDN Series EC 1139, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.:
Bonds:
(Higher Ed. Cap. Facilities Proj.) Series A, 5.125% 2/1/08	$ 4,710,000	$ 4,732,360
(Hwy. Cap. Impts. Buckeye Savers Prog.) Series K, 4% 5/1/08	1,450,000	1,452,707
Series A:
5% 6/1/08	5,500,000	5,553,269
5% 8/1/08	4,750,000	4,807,813
Participating VRDN:
Series EC 1073, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,440,000	1,440,000
Series EC 1074, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,800,000	6,800,000
Series PT 1831, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,330,000	5,330,000
Series PT 2137, 3.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,545,000	5,545,000
Series PT 3435, 3.9% (Liquidity Facility DEPFA BANK PLC) (a)(c)	11,445,000	11,445,000
Series Putters 1295, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,630,000	4,630,000
Series Putters 1394, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,135,000	5,135,000
Series Putters 2127, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,675,000	5,675,000
Series ROC II R 9144, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,500,000	4,500,000
Ohio Higher Ed. Participating VRDN Series ROC II R 11009, 3.92% (Liquidity Facility Citibank NA) (a)(c)	7,875,000	7,875,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,020,000	25,020,000
Series UBS 07 1033, 3.92% (Liquidity Facility Bank of New York, New York) (a)(c)	9,100,000	9,100,000
(Ashland Univ. Proj.) 3.89%, LOC KeyBank NA, VRDN (a)	16,410,000	16,410,000
(Pooled Fing. Prog.):
Series 1996, 3.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,300,000	1,300,000
Series 1997, 3.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Pooled Fing. Prog.):
Series 1998, 3.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 7,130,000	$ 7,130,000
Series 1999, 3.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,530,000	7,530,000
(Univ. of Northwestern Ohio Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	9,750,000	9,750,000
3.7% 11/8/07 (Liquidity Facility JPMorgan Chase Bank), CP	10,800,000	10,800,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 3.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	6,140,000	6,140,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 06 A2, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York) (a)(b)(c)(d)	8,260,000	8,260,000
Participating VRDN:
Series BA 01 I, 3.95% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,600,000	2,600,000
Series BA 98 B, 3.95% (Liquidity Facility Bank of America NA) (a)(b)(c)	11,795,000	11,795,000
Series BA 98 Q, 3.99% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,120,000	4,120,000
Series LB 03 L46J, 4.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,995,000	3,995,000
Series Merlots 00 A1, 3.97% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,460,000	2,460,000
Series Merlots 01 A78, 3.97% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,255,000	1,255,000
Series Merlots 02 A34, 3.97% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	990,000	990,000
Series Merlots 05 A16, 3.97% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	4,400,000	4,400,000
Series PT 228, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,745,000	2,745,000
Series PT 582, 3.92% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	7,025,000	7,025,000
Series Putters 1334, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	9,820,000	9,820,000
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 3.83% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	7,530,000	7,530,000
Series 2005 F, 3.83% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,790,000	1,790,000
Series 2006 F, 3.83% (Liquidity Facility Citibank NA), VRDN (a)(b)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series B, 3.93% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	$ 11,990,000	$ 11,990,000
Series F, 3.94% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,000,000	4,000,000
Series H, 3.94% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	13,030,000	13,024,662
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.92%, LOC Charter One Bank NA, VRDN (a)(b)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.96%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	2,835,000	2,835,000
Series B, 4.06%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	465,000	465,000
Series C, 4.06%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	360,000	360,000
Series D, 4.06%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	360,000	360,000
(Pine Crossing Apts. Proj.) 3.92%, LOC LaSalle Bank NA, VRDN (a)(b)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.94%, LOC Fannie Mae, VRDN (a)(b)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.94%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,750,000	8,750,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Bonds Series L, 3.6% 3/1/08 (b)	2,400,000	2,400,113
Participating VRDN:
Series Putters 1549, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,530,000	7,530,000
Series Putters PA 1422R, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,500,000	9,500,000
Series 2006 I, 3.94% (Liquidity Facility Citibank NA), VRDN (a)(b)	4,000,000	4,000,000
Series 2006 J, 3.94% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,000,000	8,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 4.13%, VRDN (a)(b)	18,000,000	18,000,000
Series 2000, 4.13% (BP PLC Guaranteed), VRDN (a)(b)	2,200,000	2,200,000
4.13% (BP PLC Guaranteed), VRDN (a)(b)	6,200,000	6,200,000
(BP Products NA, Inc. Proj.) Series B, 4.13% (BP PLC Guaranteed), VRDN (a)(b)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Solid Waste Rev.: - continued
(Republic Svcs., Inc. Proj.) 4.13%, VRDN (a)(b)	$ 7,700,000	$ 7,700,000
Ohio State Hsg. Fin. Agcy. Residential Mtg. Participating VRDN Series LB 06 K 25, 4.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,000,000	4,000,000
Ohio Tpk. Cmnty. Tpk. Rev. Participating VRDN Series BS 00 104, 4.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,210,000	1,210,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series EC 1140, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,395,000	5,395,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.93%, LOC Bank of America NA, VRDN (a)(b)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,530,000	4,530,000
(FirstEnergy Corp. Proj.):
Series A, 3.88%, LOC Barclays Bank PLC, VRDN (a)(b)	31,500,000	31,499,999
3.85%, LOC Wachovia Bank NA, VRDN (a)(b)	11,200,000	11,200,000
Series A, 3.91%, LOC Barclays Bank PLC, VRDN (a)(b)	11,600,000	11,600,000
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4.25% 11/8/07	1,000,000	1,000,622
4.25% 11/8/07	2,393,000	2,394,489
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,685,000	1,685,000
Powell Gen. Oblig. BAN 4.5% 4/24/08	3,400,000	3,415,874
Richland County Gen. Oblig. BAN Series C, 4.5% 7/30/08	4,000,000	4,023,011
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 3.94%, LOC KeyBank NA, VRDN (a)	4,520,000	4,520,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,095,000	2,095,000
Solon Gen. Oblig. BAN 4% 11/21/07	1,000,000	1,000,539
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.99%, LOC KeyBank NA, VRDN (a)(b)	1,800,000	1,800,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.92%, LOC KeyBank NA, VRDN (a)	4,430,000	4,430,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.98%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,875,000	1,875,000
4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,200,000	1,200,000
(Kaiser Dev. Proj.) 4.3%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	540,000	540,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Keltec, Inc. Proj.) Series 1987, 4.38%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	$ 40,000	$ 40,000
(Mannix Co. Proj.) Series 1987, 4.38%, LOC JPMorgan Chase Bank, VRDN (a)(b)	220,000	220,000
(Sigma Properties Proj.) Series 2000 B, 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,485,000	1,485,000
(Triumph Hldgs. Proj.) 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,055,000	1,055,000
Sylvania Gen. Oblig. BAN 4% 4/17/08	4,500,000	4,508,735
Toledo City School District Participating VRDN Series Putters 655, 3.92% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,695,000	1,695,000
Trumbull County BAN 4% 3/27/08	7,300,000	7,310,175
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,945,000	2,945,000
Univ. of Cincinnati Gen. Receipts BAN:
3.73% 10/1/07	8,300,000	8,300,000
4.5% 1/24/08	10,000,000	10,023,000
Upper Arlington BAN 4.25% 1/7/08	3,972,000	3,978,161
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.93%, LOC Nat'l. City Bank Cleveland, VRDN (a)	4,385,000	4,385,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.86%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,059,000	7,059,000
West Chester Township Gen. Oblig. BAN 4.125% 4/2/08	5,000,000	5,012,495
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,765,000	1,765,000
(Dowa THT America, Inc. Proj.) Series 1999, 4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
		1,053,061,900
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 0.0%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.9% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	$ 98,000	$ 98,000
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,053,159,900)		1,053,159,900
NET OTHER ASSETS - 3.2%		35,194,932
NET ASSETS - 100%		$ 1,088,354,832
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,260,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 06 A2, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York)	9/4/07	$ 8,260,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 23,278
Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,053,159,900.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

September 30, 2007

1.807725.103

PFR-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value
Pennsylvania - 95.8%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.89%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 5,300,000	$ 5,300,000
Allegheny County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Clipper 06 13, 3.91% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	10,050,000	10,050,000
Series PT 3965, 3.98% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	3,990,000	3,990,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series PT 3891, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,500,000	5,500,000
Series Putters 3743, 3.96% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	3,185,000	3,185,000
Allegheny County Arpt. Rev. Participating VRDN:
Series PA 567, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,510,000	1,510,000
Series PT 4209, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,405,000	3,405,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (a)	6,200,000	6,200,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 4.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,300,000	1,300,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 3.8%, tender 7/1/08, LOC PNC Bank NA, Pittsburgh (a)	2,375,000	2,375,000
(Doren, Inc. Proj.) Series 1997 C, 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,000,000	1,000,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.98%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,865,000	1,865,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.82%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.96%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 4.01%, LOC Wachovia Bank NA, VRDN (a)(b)	1,960,000	1,960,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 3.93%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 4.1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	$ 11,725,000	$ 11,725,000
Series 1998 A2, 3.99%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.87% (FGIC Insured), VRDN (a)	3,725,000	3,725,000
Chester County Inter Unit 3.89%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,630,000	1,630,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.98%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	5,900,000	5,900,000
Cumberland County Muni. Auth. College Rev. Bonds (Dickinson College Proj.) Series 2000 B, 3.63%, tender 11/1/07 (AMBAC Insured) (a)	5,405,000	5,405,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 3.92% (Liquidity Facility Citibank NA) (a)(d)	3,875,000	3,875,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.89%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,475,000	4,475,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 3.96%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
Lehigh County Gen. Oblig. Participating VRDN Series MT 385, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,700,000	5,700,000
Lehigh County Gen. Purp. Auth. Participating VRDN Series PT 3909, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,900,000	5,900,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 1170X, 3.94% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.99%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Series C, 3.99%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) Series A, 3.71% tender 12/5/07, LOC BNP Paribas SA, CP mode	9,100,000	9,100,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 3.95% tender 10/11/07, CP mode (b)	600,000	600,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.96%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,350,000	2,350,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 2,922,000	$ 2,922,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.94%, LOC JPMorgan Chase Bank, VRDN (a)(b)	27,910,000	27,910,000
(FirstEnergy Corp. Proj.) Series A, 3.88%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	13,000,000	13,000,000
(Merck & Co. Proj.) Series 2000, 3.91%, VRDN (a)(b)	11,000,000	11,000,000
(Shippingport Proj.) Series A, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,100,000	6,100,000
(York Wtr. Co. Proj.) Series B, 3.93% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	10,275,000	10,275,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 3.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) 3.9%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 3.9%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	11,535,000	11,535,000
Series 1999 C4, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Series 2002 B6, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D2, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,900,000	1,900,000
Series 2004 D6, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,500,000	2,500,000
Series B3, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Series B5, 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 3.93%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,700,000	6,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.25%, VRDN (a)(b)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.995%, VRDN (a)(b)	1,600,000	1,600,000
Series B, 4.08% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Gen. Oblig.:
Bonds Series ROC II R 11056, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA) (a)(d)(e)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series EC 1142, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 9,695,000	$ 9,695,000
Series EC 1166, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,200,000	6,200,000
Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series PA 1483, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,700,000	5,700,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.87% (AMBAC Insured), VRDN (a)(b)	17,500,000	17,500,000
Series 1988 B, 3.87% (AMBAC Insured), VRDN (a)(b)	15,420,000	15,420,000
Series 1988 C, 3.87% (AMBAC Insured), VRDN (a)(b)	40,050,000	40,050,002
Series 1988 E, 3.87% (AMBAC Insured), VRDN (a)(b)	20,100,000	20,100,000
Series 1997 A, 3.9% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 2000 A, 3.9% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 3.93% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 3.9% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A:
3.9% (AMBAC Insured), VRDN (a)(b)	2,500,000	2,500,000
3.9% (FSA Insured), VRDN (a)(b)	20,500,000	20,500,000
3.92% (AMBAC Insured), VRDN (a)(b)	15,000,000	15,000,000
3.93% (AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
Series A1, 3.9% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds (Trustees of the Univ. of Pennsylvania Proj.) 5.5% 7/15/38 (Pre-Refunded to 7/15/08 @ 100) (c)	1,175,000	1,192,052
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.95% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,590,000	8,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 00 1412, 3.91% (Liquidity Facility Morgan Stanley) (a)(d)	4,600,000	4,600,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K57, 4.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	2,500,000	2,500,000
Series LB 06 P35, 4.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,965,000	1,965,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series Merlots 07 C50, 3.75%, tender 2/20/08 (Liquidity Facility Bank of New York, New York) (a)(b)(d)(e)	7,065,000	7,065,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series BA 07 1008, 3.94% (Liquidity Facility Bank of America NA) (a)(b)(d)	$ 7,500,000	$ 7,500,000
Series Merlots 06 B15, 3.97% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	4,215,000	4,215,000
Series MT 163, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,285,000	2,285,000
Series MT 474, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	7,040,000	7,040,000
Series PT 890, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	270,000	270,000
Series Putters 1213 B, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	1,725,000	1,725,000
Series Putters 152, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,120,000	6,120,000
Series Putters 1593, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,400,000	3,400,000
Series Putters 2138, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,600,000	6,600,000
Series ROC II R 10209, 4% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	4,595,000	4,595,000
Series 2004 82B, 3.88% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	11,700,000	11,700,000
Pennsylvania Indl. Dev. Auth. Rev. Bonds 6% 7/1/08 (AMBAC Insured)	3,000,000	3,049,139
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 3.93% (Liquidity Facility Citibank NA) (a)(d)	5,300,000	5,300,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.91% (Liquidity Facility Morgan Stanley) (a)(d)	2,129,000	2,129,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,970,000	1,970,000
Series ROC II R 9175, 4% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	6,775,000	6,775,000
Series 2005 C, 3.99% (MBIA Insured), VRDN (a)(b)	9,200,000	9,200,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN: - continued
Series PA 882, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 2,200,000	$ 2,200,000
Series Putters 217, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,715,000	7,715,000
Philadelphia Auth. for Indl. Dev. Rev. Participating VRDN Series MT 340, 3.96% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	9,810,000	9,810,000
Philadelphia Gas Works Rev. Bonds:
First Series B, 5% 7/1/28 (Pre-Refunded to 7/1/08 @ 100) (c)	5,500,000	5,550,324
Series A, 5.5% 7/1/08 (FSA Insured)	1,235,000	1,251,640
Philadelphia Gen. Oblig.:
Bonds 5% 8/1/08	2,585,000	2,617,493
TRAN Series A, 4.5% 6/30/08	6,300,000	6,337,827
Philadelphia Muni. Auth. Rev. Bonds Series A, 5% 5/15/08 (FSA Insured)	5,000,000	5,039,481
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.93% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	3,370,000	3,370,000
Philadelphia School District TRAN Series A, 4.5% 6/27/08, LOC Bank of America NA	9,000,000	9,050,097
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.93% (Liquidity Facility Citibank NA) (a)(d)	2,300,000	2,300,000
Pittsburgh Urban Redev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 996, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	5,685,000	5,685,000
Sayre Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R 11029 CE, 3.92% (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 4.02%, LOC Dexia Cr. Local de France, VRDN (a)(b)	6,435,000	6,435,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.89%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,615,000	3,615,000
Swarthmore Borough Auth. College Rev. Participating VRDN Series ROC II R 9068, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,765,000	2,765,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	$ 5,900,000	$ 5,920,179
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) 3.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	100,000	100,000
		625,304,234
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.92% (Liquidity Facility Citigroup, Inc.) (a)(d)	8,500,000	8,500,000
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $633,804,234)		633,804,234
NET OTHER ASSETS - 2.9%		18,849,075
NET ASSETS - 100%		$ 652,653,309
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,765,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Gen. Oblig. Bonds Series ROC II R 11056, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA)	6/6/07	$ 3,700,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 3.75%, tender 2/20/08 (Liquidity Facility Bank of New York, New York)	6/12/07 - 9/12/07	$ 7,065,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 40,244
Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $633,804,234.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007